Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 77.5%
Penn Series Flexibly Managed Fund*	41,055	$4,724,182
Penn Series Index 500 Fund*	245,370	14,636,298
Penn Series Large Cap Growth Fund*	11,748	522,176
Penn Series Large Cap Value Fund*	55,651	3,207,727
Penn Series Large Core Growth Fund*	58,674	2,073,551
Penn Series Large Core Value Fund*	55,503	2,113,017
Penn Series Large Growth Stock Fund*	31,822	3,087,377
Penn Series Mid Cap Growth Fund*	28,782	1,050,837
Penn Series Mid Cap Value Fund*	29,004	1,076,634
Penn Series Mid Core Value Fund*	49,909	2,120,627
Penn Series Real Estate Securities Fund*	72,500	2,570,132
Penn Series Small Cap Index Fund*	40,642	1,604,119
Penn Series SMID Cap Growth Fund*	20,455	1,069,595
Penn Series SMID Cap Value Fund*	24,299	1,076,929
TOTAL AFFILIATED EQUITY FUNDS (Cost $30,975,905)		40,933,201

AFFILIATED FIXED INCOME FUNDS — 7.0%
Penn Series High Yield Bond Fund*	25,787	530,706
Penn Series Limited Maturity Bond Fund*	34,431	531,265
Penn Series Quality Bond Fund*	151,516	2,654,560
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,385,337)		3,716,531

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.1%
Penn Series Developed International Index Fund*	158,267	3,741,438
Penn Series Emerging Markets Equity Fund*	37,731	527,099
Penn Series International Equity Fund*	84,111	3,684,078
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,830,475)		7,952,615

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $5,032)	5,032	5,032
TOTAL INVESTMENTS — 99.6% (Cost $41,196,749)		$52,607,379
Other Assets & Liabilities — 0.4%		216,583
TOTAL NET ASSETS — 100.0%		$52,823,962

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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